Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 88.46%
Banking — 10.98%
Banco Santander 6.921% 8/8/33	800,000	$ 743,606
Bank of America
2.676% 6/19/41 μ	6,880,000	4,197,243
2.972% 2/4/33 μ	2,010,000	1,541,130

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,467,324
Barclays 6.224% 5/9/34 μ	2,415,000	2,214,762
Citigroup 6.174% 5/25/34 μ	1,950,000	1,813,540
Credit Suisse 7.95% 1/9/25	2,475,000	2,510,847
Deutsche Bank 7.146% 7/13/27 μ	2,025,000	2,024,094
Goldman Sachs Group 2.908% 7/21/42 μ	5,555,000	3,424,347
JPMorgan Chase & Co.
1.764% 11/19/31 μ	1,820,000	1,347,006
3.109% 4/22/51 μ	8,795,000	5,185,148
5.35% 6/1/34 μ	852,000	786,108
6.254% 10/23/34 μ	1,323,000	1,305,682

KeyCorp 3.878% 5/23/25 μ	2,145,000	2,053,580
Morgan Stanley
2.484% 9/16/36 μ	455,000	322,052
2.802% 1/25/52 μ	7,800,000	4,304,330
6.407% 11/1/29 μ	1,210,000	1,210,209
6.627% 11/1/34 μ	1,840,000	1,839,232

Truist Financial 4.95% 9/1/25 μ, ψ	3,440,000	3,128,471
		42,418,711
Basic Industry — 2.52%
BHP Billiton Finance USA 5.50% 9/8/53	4,645,000	4,228,346
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,052,221
Packaging Corp. of America
3.05% 10/1/51	2,915,000	1,646,147
4.05% 12/15/49	2,200,000	1,514,409

Sherwin-Williams 2.90% 3/15/52	2,415,000	1,310,255
		9,751,378
Brokerage — 0.70%
Jefferies Financial Group 6.50% 1/20/43	2,940,000	2,714,347
		2,714,347
Capital Goods — 4.02%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	965,516
Boeing 2.196% 2/4/26	845,000	776,618
Howmet Aerospace 3.00% 1/15/29	1,095,000	925,463
Northrop Grumman 4.95% 3/15/53	2,730,000	2,263,664
NQ- NP [1023] 1223 (3265777)    1

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	$ 1,148,848
Parker-Hannifin 4.00% 6/14/49	2,780,000	1,991,826
Republic Services 3.05% 3/1/50	3,765,000	2,268,561
Rockwell Automation 2.80% 8/15/61	1,585,000	852,150
Waste Connections 2.95% 1/15/52	7,590,000	4,344,084
		15,536,730
Communications — 9.91%
Altice France 144A 5.125% 1/15/29 #	1,425,000	984,994
AT&T 3.50% 9/15/53	7,840,000	4,620,372
Cellnex Finance 144A 3.875% 7/7/41 #	2,791,000	1,862,336
Charter Communications Operating 3.85% 4/1/61	8,225,000	4,348,356
Comcast 2.80% 1/15/51	8,555,000	4,679,127
Crown Castle 2.90% 4/1/41	6,950,000	4,194,722
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,474,932
Directv Financing 144A 5.875% 8/15/27 #	1,400,000	1,228,038
Discovery Communications 4.00% 9/15/55	4,283,000	2,461,975
Time Warner Cable 7.30% 7/1/38	2,360,000	2,200,482
T-Mobile USA 3.00% 2/15/41	8,015,000	5,062,112
Verizon Communications 2.875% 11/20/50	6,250,000	3,418,828
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,135,000	1,006,214
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	725,256
		38,267,744
Consumer Cyclical — 2.42%
ADT Security 144A 4.875% 7/15/32 #	1,365,000	1,143,365
Amazon.com 2.50% 6/3/50	5,715,000	3,163,646
Aptiv 3.10% 12/1/51	3,309,000	1,784,386
Lowe's 2.80% 9/15/41	5,360,000	3,257,788
		9,349,185
Consumer Non-Cyclical — 12.62%
AbbVie 4.25% 11/21/49	4,400,000	3,304,673
Amgen 5.65% 3/2/53	6,130,000	5,395,825
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	5,965,000	4,836,725
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	947,951
Bristol-Myers Squibb 6.25% 11/15/53	1,385,000	1,373,393
CVS Health
2.70% 8/21/40	4,166,000	2,524,604
4.78% 3/25/38	1,300,000	1,076,172

Gilead Sciences 5.55% 10/15/53	5,225,000	4,723,650
HCA 3.50% 7/15/51	4,616,000	2,676,824
JBS USA LUX 4.375% 2/2/52	2,580,000	1,578,217
2    NQ- NP [1023] 1223 (3265777)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Merck & Co. 2.75% 12/10/51	9,025,000	$ 5,100,881
Nestle Holdings 144A 2.625% 9/14/51 #	3,365,000	1,908,739
Pfizer Investment Enterprises
5.11% 5/19/43	1,130,000	992,554
5.30% 5/19/53	5,320,000	4,658,223

Royalty Pharma 3.35% 9/2/51	9,283,000	5,124,158
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,546,224
		48,768,813
Electric — 12.68%
Arizona Public Service
4.20% 8/15/48	2,720,000	1,870,274
4.25% 3/1/49	2,324,000	1,603,124

Baltimore Gas and Electric 4.55% 6/1/52	2,540,000	1,933,729
Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	578,196
Commonwealth Edison 2.75% 9/1/51	4,745,000	2,568,915
Constellation Energy Generation 6.50% 10/1/53	3,245,000	3,051,755
Dominion Energy South Carolina 6.25% 10/15/53	3,842,000	3,742,972
Duke Energy 5.00% 8/15/52	2,490,000	1,935,818
Duke Energy Carolinas 5.35% 1/15/53	4,215,000	3,618,108
Edison International 8.125% 6/15/53 μ	1,327,000	1,282,872
Entergy Arkansas 3.35% 6/15/52	550,000	330,923
Evergy Kansas Central 3.25% 9/1/49	1,117,000	668,248
Florida Power & Light 2.875% 12/4/51	1,820,000	1,033,781
NextEra Energy Capital Holdings 3.00% 1/15/52	6,085,000	3,341,296
Northern States Power 5.10% 5/15/53	1,310,000	1,110,883
NSTAR Electric 4.95% 9/15/52	2,635,000	2,146,921
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,017,023
4.50% 4/1/47	3,380,000	2,429,217
5.05% 10/1/48	1,295,000	1,005,254

PacifiCorp 2.90% 6/15/52	6,055,000	3,160,780
Public Service Co. of Oklahoma 3.15% 8/15/51	2,240,000	1,271,908
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	717,546
Southern California Edison
3.65% 2/1/50	1,125,000	715,572
4.125% 3/1/48	1,488,000	1,033,469

Southwestern Electric Power 3.25% 11/1/51	3,535,000	1,994,979
Tampa Electric 3.45% 3/15/51	4,087,000	2,480,786
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,350,607
		48,994,956
NQ- NP [1023] 1223 (3265777)    3

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy — 12.99%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	$ 2,096,748
BP Capital Markets America 2.939% 6/4/51	6,320,000	3,637,874
ConocoPhillips
5.30% 5/15/53	1,125,000	972,253
5.55% 3/15/54	4,415,000	3,950,245

Diamondback Energy 4.25% 3/15/52	6,275,000	4,317,166
Enbridge 5.75% 7/15/80 μ	1,840,000	1,535,957
Energy Transfer
5.00% 5/15/50	2,500,000	1,876,159
6.25% 4/15/49	780,000	686,933
6.50% 11/15/26 μ, ψ	2,197,000	1,995,271
Enterprise Products Operating
3.20% 2/15/52	3,648,000	2,203,576
3.30% 2/15/53	4,175,000	2,559,321

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,464,998	1,086,265
Kinder Morgan
3.25% 8/1/50	5,860,000	3,319,556
5.45% 8/1/52	1,405,000	1,136,712

Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	2,633,473
Occidental Petroleum 4.40% 4/15/46	4,085,000	2,918,079
ONEOK 6.625% 9/1/53	2,005,000	1,875,485
Shell International Finance 3.00% 11/26/51	7,410,000	4,374,150
Targa Resources 6.50% 2/15/53	4,165,000	3,800,882
Williams 3.50% 10/15/51	5,285,000	3,197,547
		50,173,652
Finance Companies — 0.58%
AerCap Holdings 5.875% 10/10/79 μ	260,000	244,294
AerCap Ireland Capital DAC 3.30% 1/30/32	1,208,000	935,693
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	1,061,477
		2,241,464
Insurance — 8.63%
Aon 2.90% 8/23/51	6,847,000	3,783,834
Arthur J Gallagher & Co. 3.50% 5/20/51	4,805,000	2,901,428
Athene Holding
3.45% 5/15/52	3,315,000	1,875,061
3.95% 5/25/51	945,000	592,458
Brighthouse Financial
3.85% 12/22/51	811,000	441,789
4.70% 6/22/47	1,329,000	874,030

Chubb INA Holdings 2.85% 12/15/51	2,255,000	1,316,873
4    NQ- NP [1023] 1223 (3265777)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Elevance Health 4.55% 5/15/52	4,455,000	$ 3,375,652
Hartford Financial Services Group 2.90% 9/15/51	5,520,000	3,045,208
Marsh & McLennan
5.45% 3/15/53	4,230,000	3,732,624
5.70% 9/15/53	1,403,000	1,289,877

MetLife 5.00% 7/15/52	4,400,000	3,558,973
Old Republic International 3.85% 6/11/51	1,565,000	970,479
Travelers 5.45% 5/25/53	1,905,000	1,713,950
UnitedHealth Group 5.05% 4/15/53	4,575,000	3,851,466
		33,323,702
Natural Gas — 3.23%
Atmos Energy 2.85% 2/15/52	2,825,000	1,593,142
Piedmont Natural Gas 3.64% 11/1/46	4,035,000	2,528,291
Southern California Gas 4.30% 1/15/49	4,500,000	3,236,125
Southwest Gas
3.80% 9/29/46	2,150,000	1,391,479
4.15% 6/1/49	2,430,000	1,620,492

Spire Missouri 3.30% 6/1/51	3,440,000	2,088,067
		12,457,596
Technology — 3.90%
Alphabet 2.05% 8/15/50	8,405,000	4,349,171
Apple
2.70% 8/5/51	3,530,000	2,043,508
4.85% 5/10/53	1,065,000	925,912

Broadcom 144A 3.137% 11/15/35 #	2,590,000	1,827,942
Entegris Escrow 144A 5.95% 6/15/30 #	1,300,000	1,190,784
Oracle 3.60% 4/1/50	7,739,000	4,746,210
		15,083,527
Transportation — 2.76%
Air Canada 144A 3.875% 8/15/26 #	2,070,000	1,885,454
Burlington Northern Santa Fe 2.875% 6/15/52	4,695,000	2,682,877
Canadian National Railway 6.125% 11/1/53	2,230,000	2,231,147
ERAC USA Finance 144A 5.40% 5/1/53 #	3,155,000	2,728,251
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,162,500	1,149,303
		10,677,032
NQ- NP [1023] 1223 (3265777)    5

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.52%
Essential Utilities 4.276% 5/1/49	2,876,000	$ 2,017,616
		2,017,616
Total Corporate Bonds (cost $448,254,914)		341,776,453

Municipal Bonds — 2.00%
Commonwealth of Puerto Rico
(Restructured)
Series A 2.993% 7/1/24 ^	11,206	10,858
Series A-1 4.00% 7/1/35	50,160	42,164
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,208,239	987,735
Long Island, New York Power Authority Electric System Revenue
Series B 5.85% 5/1/41	3,600,000	3,496,248
Metropolitan Transportation Authority Revenue
Series A-2 6.089% 11/15/40	3,205,000	3,192,597
Total Municipal Bonds (cost $8,034,094)		7,729,602

US Treasury Obligations — 4.18%
US Treasury Bonds
3.625% 5/15/53	15,380,000	11,991,594
3.875% 2/15/43	770,000	640,363
4.125% 8/15/53	4,115,000	3,520,897
Total US Treasury Obligations (cost $18,002,508)		16,152,854
	Number of shares
Convertible Preferred Stock — 0.90%
Bank of America 7.25% exercise price $50.00 ω	1,360	1,432,352
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	684,162
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	1,597	1,357,450
Total Convertible Preferred Stock (cost $4,194,316)		3,473,964

6    NQ- NP [1023] 1223 (3265777)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 3.89%
Money Market Mutual Funds — 3.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	3,760,191	$ 3,760,191
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.24%)	3,760,191	3,760,191
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.39%)	3,760,191	3,760,191
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	3,760,190	3,760,190
Total Short-Term Investments (cost $15,040,763)		15,040,763
Total Value of Securities—99.43% (cost $493,526,595)		384,173,636

Receivables and Other Assets Net of Liabilities—0.57%		2,215,113
Net Assets Applicable to 30,526,189 Shares Outstanding—100.00%		$386,388,749
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of Rule 144A securities was $26,949,882, which represents 6.97% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
USD – US Dollar
NQ- NP [1023] 1223 (3265777)    7